Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates	12 Months Ended
	Dec. 31, 2019
Computer equipment [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	33.00%
Laboratory Equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%
Leasehold improvements [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates		[1]
Leasehold improvements [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates		[1]
Leasehold improvements [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates		[1]
Office equipment [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	7.00%
Office equipment [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.